Operating Lease (Tables)	6 Months Ended
Jun. 30, 2021
Lessee Operating Lease [Abstract]
Schedule of related to operating leases
For the Six Months Ended June 30, 2021

Weighted-average remaining lease term of operating leases	1.6 years

Weighted-average discount rate of operating leases	5.22%

Schedule of maturity of our operating lease liabilities
Operating Leases
Remainder of Year of 2021	$26,016
Year of 2022	56,368
Year of 2023	-
Year of 2024	-
Year of 2025	-
Thereafter	-
Total lease payments	$82,384
Less: imputed interest	3,135
Present value of operating lease liabilities	79,249
Less: current obligation	53,625
Long-term obligation on June 30, 2021	$25,624